REVENUES	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
REVENUES

NOTE 18 - REVENUES

	For the year ended December 31,
	2023	2022	2021
	US Dollars in thousands
Revenue from the sale of integrated POS devices	84,406	68,726	47,987
Recurring revenue:
SaaS revenue	58,920	45,274	34,641
Payment processing fee	92,165	59,514	36,506
	151,085	104,788	71,147
	235,491	173,514	119,134